K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 26, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 223

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of American Beacon Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 224 to the Registrant’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 224”) relating to the A Class, C Class, Y Class, Institutional Class and Investor Class shares of beneficial interest in the American Beacon Ionic Strategic Arbitrage Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purposes of this filing are to: (1) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 223 (“PEA No. 223”) to the Registration Statement, that was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on June 18, 2015; (2) file exhibits that were not included with PEA No. 223; and (3) make other clarifying, updating and stylistic changes.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9059.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber